Portfolio of Investments January 31, 2025
NMI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.6%
100852564 MUNICIPAL BONDS - 99 .6% 100852564
ALABAMA - 1.9%
$ 260,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250% 10/01/49 $ 274,772
535,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 525,748
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 5, Series 2023A, (Mandatory Put 7/01/29)
5 .250 01/01/54 1,051,973
100,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 101,625
TOTAL ALABAMA 1,954,118
ARIZONA - 3.9%
275,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .250 07/01/43 279,096
665,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .250 07/01/44 605,025
1,495,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,534,075
515,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .250 12/01/28 543,050
1,000,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
6 .125 06/01/57 991,134
TOTAL ARIZONA 3,952,380
ARKANSAS - 0.4%
200,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 206,485
200,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 209,596
TOTAL ARKANSAS 416,081
CALIFORNIA - 4.6%
250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 251,015
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2023B
5 .500 09/01/43 668,140
375,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .000 09/01/48 387,212
500,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 502,892
3,878 (b),(c) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 3,878
300,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 368,744
525,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2024
5 .000 09/01/53 537,288
500,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 537,945
710,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/38 753,221

Portfolio of Investments January 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 490,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000% 09/01/43 $ 509,743
160,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 160,076
TOTAL CALIFORNIA 4,680,154
COLORADO - 11.2%
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 502,320
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 1,018,524
1,395,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 1,419,201
500,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 502,244
700,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 684,586
200,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 208,139
250,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 248,753
500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 494,405
500,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 503,517
500,000 (a) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue Bonds,
District 2, Series 2024A
7 .750 12/01/53 389,643
500,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 461,515
802,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 828,635
500,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds, Series
2020
5 .250 12/01/50 497,319
750,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 768,378
500,000 (a) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement Series
2024A
5 .750 12/01/54 504,753
1,275,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 1,334,789
525,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
4 .500 12/01/31 521,817
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 486,356
TOTAL COLORADO 11,374,894
DELAWARE - 0.1%
100,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 100,557
TOTAL DELAWARE 100,557

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 11.3%
$ 250,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250% 05/01/55 $ 247,796
790,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 790,494
500,000 (a) Bridgewalk Community Development District, Osceola County,
Florida, Special Assessment Bonds, Assessment Area 2 Series
2023
6 .500 12/15/53 529,993
550,000 (a) Capital Projects Finance Authority, Florida, Educational Revenue
Bonds, Imagine Kissimmee Charter Academy Project, Series
2024
6 .500 06/15/54 577,474
500,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 490,418
1,000,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,039,538
140,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .000 06/15/54 145,556
210,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .500 06/15/38 228,859
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,010,534
355,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 368,661
500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 507,192
255,000 (a) Hamilton Bluff Community Development District, Lake Hamilton,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024
5 .800 05/01/54 256,423
885,000 (a) Highland Trails Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Capital Improvement Series 2024
5 .850 05/01/54 895,615
150,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5 .875 05/01/55 153,877
1,000,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .375 05/01/54 1,054,919
300,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .125 05/01/43 317,870
115,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
5 .750 05/01/54 115,669
1,000,000 (a) River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4 Series
2023A
6 .500 05/01/54 1,064,200
225,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 236,807
400,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 428,501
250,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 245,016
645,000 (a) Woodsdale Community Development District, Pasco County,
Florida, Revenue Bonds, Capital Improvement Series 2023
6 .125 11/01/43 679,945
TOTAL FLORIDA 11,385,357

Portfolio of Investments January 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 3.4%
$ 250,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500% 04/01/39 $ 256,419
85,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series
2013A
4 .000 11/01/25 83,509
1,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2013A, (Mandatory Put 2/03/25)
3 .600 01/01/40 1,000,222
600,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .400 06/15/53 612,182
500,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 465,797
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 1,056,083
TOTAL GEORGIA 3,474,212
HAWAII - 0.2%
250,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 240,900
TOTAL HAWAII 240,900
IDAHO - 1.6%
1,000,000 (d) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
5 .250 03/01/53 1,062,016
500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 509,865
TOTAL IDAHO 1,571,881
ILLINOIS - 10.0%
250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 257,000
500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 536,889
435,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 426,295
650,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 661,111
500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6 .000 12/01/49 538,919
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 1,052,747
200,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 200,004
500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 419,215
1,105,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 1,104,972
200,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 200,266
540,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 582,461
500,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 519,220
400,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 434,004
1,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 1,103,542
1,900,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 1,974,061
205,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/35 135,992
TOTAL ILLINOIS 10,146,698

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 3.5%
$ 735,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 692,898
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 1,066,337
1,000,000 Indiana Finance Authority, Student Housing Revenue Bonds, SFP-
PUFW I, LLC Series 2024A
5 .000 07/01/54 1,006,427
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 533,376
250,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 253,399
TOTAL INDIANA 3,552,437
IOWA - 0.6%
500,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 572,211
TOTAL IOWA 572,211
LOUISIANA - 2.4%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5 .000 10/01/44 1,012,110
400,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5 .250 11/15/59 394,303
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 1,018,175
TOTAL LOUISIANA 2,424,588
MINNESOTA - 1.9%
75,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250 08/01/46 66,554
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 1,008,976
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 518,642
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 289,769
TOTAL MINNESOTA 1,883,941
MISSISSIPPI - 1.0%
1,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 1,003,565
TOTAL MISSISSIPPI 1,003,565
MISSOURI - 2.8%
1,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 990,630
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 500,094
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 516,647
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000 09/01/48 97,032
215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 212,792
335,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 293,067

Portfolio of Investments January 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 225,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000% 10/01/49 $ 225,284
TOTAL MISSOURI 2,835,546
NEBRASKA - 0.5%
500,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 542,930
TOTAL NEBRASKA 542,930
NEVADA - 0.4%
350,000 Las Vegas Special Improvement District 817, Nevada, Local
Improvement Revenue Bonds, Summerlin Village 29 Series 2023
6 .000 06/01/48 364,892
TOTAL NEVADA 364,892
NEW JERSEY - 1.0%
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,009,427
TOTAL NEW JERSEY 1,009,427
NEW YORK - 7.8%
60,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .250 07/01/35 59,617
1,500,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 1,586,502
250,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 258,609
315,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 327,936
500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 500,350
1,950,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/54 2,073,448
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,052,630
445,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 479,133
500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 558,434
100,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 109,084
1,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 934,655
TOTAL NEW YORK 7,940,398
NORTH CAROLINA - 2.7%
685,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/31 691,146
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 2,046,061
TOTAL NORTH CAROLINA 2,737,207
NORTH DAKOTA - 0.1%
100,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 98,589
TOTAL NORTH DAKOTA 98,589

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 2.6%
$ 1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000% 06/01/55 $ 900,867
500,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 503,050
500,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 507,173
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 467,882
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 251,654
TOTAL OHIO 2,630,626
OKLAHOMA - 0.7%
670,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 683,588
TOTAL OKLAHOMA 683,588
OREGON - 0.1%
55,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 54,841
TOTAL OREGON 54,841
PENNSYLVANIA - 3.1%
400,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 402,147
250,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 260,888
53,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 57,612
700,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 697,514
350,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 251,831
109,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 111,027
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 507,475
495,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 536,120
350,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 357,465
TOTAL PENNSYLVANIA 3,182,079
PUERTO RICO - 2.1%
1,760,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 425,814
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 491,342
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,000,277
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 198,452
TOTAL PUERTO RICO 2,115,885

Portfolio of Investments January 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.1%
$ 620,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000% 04/01/49 $ 547,056
560,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7 .000 06/15/43 584,023
TOTAL SOUTH CAROLINA 1,131,079
SOUTH DAKOTA - 0.1%
100,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017
5 .125 11/01/47 92,115
TOTAL SOUTH DAKOTA 92,115
TENNESSEE - 0.3%
250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .500 07/01/42 270,526
TOTAL TENNESSEE 270,526
TEXAS - 6.7%
1,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A
4 .000 11/01/46 969,915
500,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2 Project,
Series 2023
6 .750 09/01/48 525,606
125,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 124,957
1,000,000 (a) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .375 09/01/53 1,023,569
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
5 .000 04/01/46 999,999
200,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 241,301
535,000 (a) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 564,530
240,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 236,061
295,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 305,956
1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 1,009,811
250,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 254,057
500,000 (a) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000 09/01/54 506,038
TOTAL TEXAS 6,761,800
UTAH - 0.4%
410,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/53 427,084
TOTAL UTAH 427,084
VIRGIN ISLANDS - 0.4%
380,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 400,980
TOTAL VIRGIN ISLANDS 400,980

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 2.2%
$ 100,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875% 12/01/58 $ 110,010
100,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 113,481
1,265,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,269,789
750,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 768,720
TOTAL VIRGINIA 2,262,000
WASHINGTON - 1.6%
1,000,000 Grays Harbor Public Hospital District 1, Washington, Revenue
Bonds, Summit Pacific Medial Center Series 2023
6 .750 12/01/44 1,113,775
500,000 Jefferson County Public Hospital District 2, Washington, Hospital
Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 519,345
TOTAL WASHINGTON 1,633,120
WEST VIRGINIA - 1.2%
170,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 180,817
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 1,010,244
TOTAL WEST VIRGINIA 1,191,061
WISCONSIN - 3.7%
3,634 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 114
3,583 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 104
3,557 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 98
3,532 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 91
3,480 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 83
3,813 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 86
98,174 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 68,860
3,788 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 80
3,736 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 75
3,711 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 70
3,660 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 65

Portfolio of Investments January 31, 2025
(continued)
NMI

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,608 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/56 $ 61
3,583 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 57
3,532 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 53
3,506 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 50
3,480 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 47
3,429 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 43
3,404 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 41
3,352 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 38
3,327 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 36
3,301 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 33
3,250 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 30
42,334 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 360
1,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 1,025,552
500,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/53 521,483
535,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Unity
Classical Charter School, A Challenge Foundation Academy,
Series 2023
6 .625 07/01/43 555,715
250,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 257,129
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .125 10/01/34 200,025
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/57 161,485
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5 .125 10/01/48 960,853
TOTAL WISCONSIN 3,752,817
TOTAL MUNICIPAL BONDS
(Cost $98,284,467) 100,852,564
TOTAL LONG-TERM INVESTMENTS
(Cost $98,284,467) 100,852,564
OTHER ASSETS & LIABILITIES, NET -  0.4% 356,979
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 101,209,543
AMT Alternative Minimum Tax

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $26,105,083 or 25.9% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 100,848,686 $ 3,878 $ 100,852,564
Total $ – $ 100,848,686 $ 3,878 $ 100,852,564